Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	16-0538020
Plan number	004
Participant Loans Receivable	$ 47,880	$ 46,600
Total investments	5,722,193
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,906,848
Investment, Identifier [Axis]: Diamond Hill Large Cap Portfolio R2 | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	90,700
Investment, Identifier [Axis]: M&T Bank Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	447,557
Investment, Identifier [Axis]: Meridian Small Cap Growth Fund Institutional | Mutual fund investment
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	46,028
Investment, Identifier [Axis]: Metropolitan West Total Return Bond Fund C | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	104,745
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Growth Stock Trust E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	446,831
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2010 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34,972
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2015 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36,393
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2020 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	168,074
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2025 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	279,967
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2030 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	550,813
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2035 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	333,401
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2040 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	504,513
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2045 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	262,420
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2050 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	215,819
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2055 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	167,691
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2060 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	109,134
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2065 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	38,585
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement 2070 Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	36
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Retirement Balanced Fund - Class E | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	29,142
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Small-Cap Value Equity Trust D | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	116,238
Investment, Identifier [Axis]: T. Rowe Price Associates, Inc. Stable Value Income Fund | Stable value fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	321,760
Investment, Identifier [Axis]: The Vanguard Group, Inc. Institutional 500 Index Trust C | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	836,769
Investment, Identifier [Axis]: The Vanguard Group, Inc. Institutional Bond Market Index C | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	89,286
Investment, Identifier [Axis]: The Vanguard Group, Inc. Institutional Extended Market Index C | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	251,784
Investment, Identifier [Axis]: The Vanguard Group, Inc. Institutional International Market Index | Common trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 239,535